MUSIC INVENTORY (Tables)	6 Months Ended
Nov. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventory
	November 30, 2022	May 31, 2022
Digital music acquired for use in operations – at cost	$21,648	$21,648
Accumulated depreciation	(20,259)	(19,481)
Music inventory – net	$1,389	$2,167